Exhibit 1

Benchmark 2020-B16 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2020-B16

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

16 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	Benchmark 2020-B16 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-B16 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 January 2020

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 33 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”) and Citi Real Estate Funding Inc. (“Citi,” together with GACC and JP Morgan, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in February 2020 (or, in the case of any mortgage loan that has its first due date subsequent to February 2020, if any, the date that would have been its due date in February 2020 under the terms thereof if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 13

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

7.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Mortgage Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD,” as shown on the Final Data File, for the “Original Interest Only Period (Months)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

Attachment A Page 4 of 13

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity or ARD Date,
f.	Interest Rate,
g.	Monthly Debt Service Payment (Initial) and
h.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity or ARD Date” of the Mortgage Loan (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 13

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity or ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Payment (After IO),” as shown on the Final Data File, on the “Maturity or ARD Date.”

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Basis,
b.	Original Interest Only Period (Months),
c.	First Payment Date,
d.	Interest Rate,
e.	Monthly Debt Service Payment (Initial) and
f.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service Payment (Initial)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

14.	For any Mortgage Loan on the Final Data File with the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Kings Plaza Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Existing Additional Sub Debt Amount”) using information in the applicable Secondary Financing Documents (as defined herein), information in the applicable Data Source(s) (as defined herein) and/or any applicable information contained in Table A2 in Exhibit 2 to Attachment A, assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s) (as defined herein).

For the Kings Plaza Mortgage Loan, which has the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Sub Debt Description” characteristic as “Mezzanine Debt” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the Kings Plaza Mezzanine Loan (as defined herein) that is located in the:

a.	Applicable Data Source(s) and
b.	Kings Plaza Mezzanine Amortization Schedule (as defined herein)

to recalculate the principal balance of the Kings Plaza Mezzanine Loan as of the Cut-off Date of the Kings Plaza Mezzanine Loan. We compared this recalculated information to the corresponding “Existing Additional Sub Debt Amount” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that has the “Existing Additional Sub Debt (Yes/No)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Sub Debt Amount” characteristic.

Attachment A Page 7 of 13

15.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information on the Final Data File, the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and as of the maturity date or anticipated repayment date, as applicable, of the Pari Passu Mortgage Loan (the “Non-Trust Pari Passu Balloon Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Non-Trust Pari Passu Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date, as applicable, of the related Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date, as applicable, and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

Attachment A Page 8 of 13

16.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	UW NOI DSCR (Current),
iv.	UW NCF DSCR (Current),
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield,
vii.	NOI Debt Yield at Maturity,
viii.	NCF Debt Yield at Maturity,
ix.	Unadjusted U/W NOI Debt Yield,
x.	Unadjusted U/W NCF Debt Yield,
xi.	Cut-off Date LTV Ratio,
xii.	"As is" Cut-off Date LTV,
xiii.	LTV Ratio at Maturity or ARD,
xiv.	Unadjusted LTV at Cut-off,
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	% of Initial Pool Balance,
xvii.	Annual Debt Service ($) and
xviii.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)

of each Mortgage Loan and with respect to Items xvi. and xviii above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through iv. above to two decimal places,
(b)	Round the characteristics listed in v. through xv. above to the nearest 1/10th of one percent,
(c)	Use the “Appraised Value ($),” as shown on the Final Data File, for the purpose of recalculating the characteristics listed in xi and xiii. through xv. above and
(d)	Use the “”As is” Appraisal Value,” as shown on the Final Data File, for the purpose of recalculating the characteristic listed in xii. above.

Attachment A Page 9 of 13

16. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Underwritten NOI Debt Yield,
f.	Underwritten NCF Debt Yield,
g.	NOI Debt Yield at Maturity,
h.	NCF Debt Yield at Maturity,
i.	Unadjusted U/W NOI Debt Yield,
j.	Unadjusted U/W NCF Debt Yield,
k.	Cut-off Date LTV Ratio,
l.	"As is" Cut-off Date LTV,
m.	LTV Ratio at Maturity or ARD,
n.	Unadjusted LTV at Cut-off and
o.	Unadjusted Maturity Date LTV Ratio

for the applicable Multiple Property Loan as the value for each of the characteristics listed above for each Underlying Property associated with such Multiple Property Loan.

For any Mortgage Loan on the Final Data File with the “Earnout/Holdback” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Unadjusted U/W NOI Debt Yield,
b.	Unadjusted U/W NCF Debt Yield,
c.	Unadjusted LTV at Cut-off and
d.	Unadjusted Maturity Date LTV Ratio

characteristics.

For the purpose of recalculating the:

a.	Underwritten NOI Debt Yield,
b.	Underwritten NCF Debt Yield,

c.       Cut-off Date LTV Ratio and

d.       "As is" Cut-off Date LTV

characteristics for the Mortgage Loan identified on the Final Data File as ”Landing Square” (the “Landing Square Mortgage Loan”), which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Reserve Adjusted Loan Amount,” as shown on the Final Data File, to recalculate the characteristics listed in a. through d. above and to use “NAP” for the “Unadjusted Maturity Date LTV Ratio” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 9 of 13

16. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (After IO) and

b.       Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (Initial) and

b.       Non-Trust Pari Passu Monthly Debt Service Payment (Initial),

as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Cut-off Date Balance,

as shown on the Final Data File, to recalculate the:

i.       Underwritten NOI Debt Yield,

ii.       Underwritten NCF Debt Yield,

iii.       Cut-off Date LTV Ratio,

iv.       "As is" Cut-off Date LTV and

v.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)
characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Maturity or ARD Balance ($) and
b.	Non-Trust Pari Passu Balloon Balance,

as shown on the Final Data File, to recalculate the:

i.       NOI Debt Yield at Maturity,

ii.       NCF Debt Yield at Maturity and

iii.       LTV Ratio at Maturity or ARD

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 11 of 13

17.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

18.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s), Secondary Financing Documents and Kings Plaza Mezzanine Amortization Schedule, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.       Total Debt UW NOI DSCR (After IO Period),

ii.	Total Debt UW NCF DSCR (After IO Period),
iii.	Total Debt U/W NOI Debt Yield,
iv.	Total Debt U/W NCF Debt Yield,
v.	Total Debt LTV at Cut-off,
vi.	Total Debt LTV at Maturity,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of any Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through ii. above to two decimal places,
(b)	Round the characteristics listed in iii. through viii. above to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($),” as shown on the Final Data File, for the purpose of recalculating the characteristics listed in v. through vi. above.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed above.

Attachment A Page 12 of 13

19.	Using the:
a.	Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),
b.	Largest Tenant Sq. Ft.,
c.	2nd Largest Tenant Sq. Ft.,
d.	3rd Largest Tenant Sq. Ft.,
e.	4th Largest Tenant Sq. Ft. and
f.	5th Largest Tenant Sq. Ft.,

as shown on the Final Data File, we calculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of each mortgaged property (except for the mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File which has the “General Property Type” as “Mixed Use” and the “Detailed Property Type” contains “Multifamily” (each, a “Mixed Use with Multifamily Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),” to recalculate the:

a.	Major % of Sq. Ft. # 1,
b.	Major % of Sq. Ft. # 2,
c.	Major % of Sq. Ft. # 3,
d.	Major % of Sq. Ft. # 4 and
e.	Major % of Sq. Ft. # 5

of each Mixed Use with Multifamily Mortgage Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

Attachment A Page 13 of 13

20.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicing Fee,
c.	Sub Servicer Fee Rate,
d.	Pari Passu Primary Servicing Fee,
e.	Trustee/Administrator Fee,
f.	CREFC Fee and
g.	Operating Advisor Fee,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Sellers

• Middleton Net Lease Portfolio • Monster Storage Portfolio • MS & MO Storage Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Starwood Industrial Portfolio • 490-504 Myrtle Avenue • Giant Anchored Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Whole Loan (as defined herein) that are stated in the applicable Data Source(s) (as defined herein)

• N/A	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 1 to Attachment A Page 1 of 21

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Notes 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Securitization Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Units Beds Rooms Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Securitization Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Renovation Cost Schedule

Exhibit 1 to Attachment A Page 2 of 21

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy As-of Date (see Note 6)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal As-of Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
”As is” Appraisal Value	Appraisal Report or Portfolio Appraisal Report
”As is” Date of Valuation	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
FIRREA Compliant (Yes/No) (see Note 1)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report and Peer Review File
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
In Flood Zone (Y/N) (see Notes 1 and 10)	Insurance Review Document, Engineering Report or http://www.floodmaps.com/zones.htm

Exhibit 1 to Attachment A Page 3 of 21

Insurance Information: (see Note 11)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Note 8)	Certificate of Environmental Insurance

Major Tenant Information: (see Notes 12 and 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal
Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal
2nd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 1 to Attachment A Page 4 of 21

Historical Financial & Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 16)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Reserves ($) (see Note 16)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 17)	Underwriter’s Summary Report
RevPAR ($) (see Note 17)	Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 5 of 21

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserves Description	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement or Loan Modification Agreement
Tax Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
Insurance Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
Replacement Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Other Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
Earnout/Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 6 of 21

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Guarantor (see Note 1)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Environmental Indemnity
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 18)

For all Mortgage Loans:

• Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Initial) (see Notes 18 and 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 18 and 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Monthly Debt Service Payment (Initial) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 7 of 21

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Maturity or ARD Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Notes 1 and 23)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 23)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 24 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 24 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 8 of 21

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Defeasance Option Start Date (see Notes 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 24 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment ($)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Rent Breakdown or Ground Lease Payment Support
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
TIC	Loan Agreement or Loan Modification Agreement
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Sub Debt (Yes/No) (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Sub Debt Description (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Future Debt Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Loan Agreement or Loan Modification Agreement
Substitution Description	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement or Management Agreement
Previous Securitization (see Note 30)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 1 to Attachment A Page 9 of 21

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

560 Mission Street	NAP	In Flood Zone (Y/N)	No
		Guarantor	NAP

510 East 14th Street	NAP	FIRREA Compliant (Yes/No)	Yes
		Tax Reserve Interest To Borrower	No
		Insurance Reserve Interest To Borrower	No
		Replacement Reserve Interest To Borrower	Yes
		TI/LC Reserve Interest To Borrower	Yes
		Other Reserve Interest To Borrower	Yes

Landing Square	NAP	Lockbox	Soft

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 1 to Attachment A Page 10 of 21

Notes: (continued)

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.” For any mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.” For any mortgaged property on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

5.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	650 Madison Avenue and
b.	510 East 14th Street,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 1 to Attachment A Page 11 of 21

Notes: (continued)

6.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year.

For any mortgaged property on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraisal Value As Is / Stabilized” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

Exhibit 1 to Attachment A Page 12 of 21

Notes: (continued)

10.	For the purpose of comparing the “In Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone (Y/N)” characteristic.

11.	For the purpose of comparing the “Insurance Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the latest lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

Exhibit 1 to Attachment A Page 13 of 21

Notes: (continued)

16.	For the purpose of comparing the indicated characteristics for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”) and “Mortgage Loan Seller” characteristic contains “JPMCB,” we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “expenses” and to decrease the applicable “capital items,” “reserves” and “NOI,” as applicable, that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Hospitality Properties. For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for any Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the underwriter’s summary report Source Document.

18.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan that contains “B Note” or “C Note” in the “Existing Additional Sub Debt Description” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Exhibit 1 to Attachment A Page 14 of 21

Notes: (continued)

18. (continued)

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Bellagio Hotel and Casino	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$60,000,000 $1,616,200,000 $1,333,800,000	Client Provided Schedule

Kings Plaza	Mortgage Loan Companion Loan(s)	$50,000,000 $437,000,000	Loan Agreement

3500 Lacey	Mortgage Loan Companion Loan(s)	$50,000,000 $35,800,000	Client Provided Schedule

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$45,000,000 $956,000,000 $249,000,000	Client Provided Schedule

650 Madison Avenue	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$45,000,000 $541,800,000 $213,200,000	Client Provided Schedule

560 Mission Street	Mortgage Loan Companion Loan(s)	$45,000,000 $255,000,000	Client Provided Schedule

Starwood Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$45,000,000 $99,500,000 $65,527,072	Client Provided Schedule

181 West Madison Street	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$43,000,000 $64,900,000 $132,100,000	Client Provided Schedule

490-504 Myrtle Avenue	Mortgage Loan Companion Loan(s)	$35,000,000 $50,000,000	Client Provided Schedule

510 East 14th Street	Mortgage Loan Companion Loan(s)	$35,000,000 $50,000,000	Client Provided Schedule

Giant Anchored Portfolio	Mortgage Loan Companion Loan(s)	$10,000,000 $87,000,000	Client Provided Schedule

Exhibit 1 to Attachment A Page 15 of 21

Notes: (continued)

18. (continued)

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” as the “Amortization Type” on the Combined Data File, and which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.       365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Pari Passu Mortgage Loan with “Amortizing Balloon” or “Amortizing Balloon, ARD” as the “Amortization Type” on the Combined Data File (each, an “Amortizing Balloon Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Amortizing Balloon Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 1 to Attachment A Page 16 of 21

Notes: (continued)

18. (continued)

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” as the “Amortization Type” on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown in the applicable Data Source(s).

For the purpose of comparing the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristic for any Partial I/O Pari Passu Mortgage Loan, which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics.

Exhibit 1 to Attachment A Page 17 of 21

Notes: (continued)

19.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (each, an “Interest Only Loan”), which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.       365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (each, a “Partial I/O Loan”), which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Partial I/O Loan (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon” or “Amortizing Balloon, ARD” (each, an “Amortizing Loan”) (except for any Amortizing Balloon Pari Passu Mortgage Loan(s), which are described above) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial I/O Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 1 to Attachment A Page 18 of 21

Notes: (continued)

21.	For the purpose of comparing the “Maturity or ARD Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

22.	For the purpose of comparing the “First Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the end of the first full interest accrual period, as shown in the applicable Source Document(s).

23.	For the purpose of comparing the “Lockbox” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

24.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contain one of the following defined terms:

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 19 of 21

Notes: (continued)

25.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

26.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 1 to Attachment A Page 20 of 21

Notes: (continued)

27.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

28.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

29.	For the purpose of comparing the:
a.	Existing Additional Sub Debt (Yes/No) and
b.	Existing Additional Sub Debt Description

characteristics, either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, C-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of:
(1)	The mezzanine loan (the “Kings Plaza Mezzanine Loan”) related to the Mortgage Loan identified on the Combined Data File as “Kings Plaza” (the “Kings Plaza Mortgage Loan”), the amortization schedule in the related mezzanine loan agreement Secondary Financing Document (the “Kings Plaza Mezzanine Amortization Schedule”) and
(2)	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule, that describes the existence of additional debt.

Exhibit 1 to Attachment A Page 21 of 21

Notes: (continued)

29. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Kings Plaza Mezzanine Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Existing Additional Sub Debt (Yes/No)” characteristic and
b.	“None” for the “Existing Additional Sub Debt Description” characteristic.

30.	For any Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Earnout/Holdback Description
Loan Purpose
Owner Occupancy > 5%
Sponsor
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Reserve Adjusted Loan Amount
Controlling Note (Yes/No)
Non-Trust Pari Passu Original Balance
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Sub Servicer Cashiering
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Operating Advisor Fee
CREFC Fee
Pari Passu Primary Servicing Fee
Credit Estimate
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Financials Start Date Most Recent Financials End Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.